UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2025 to October 20, 2025

Commission File Number of issuing entity:  333-227446-03

Central Index Key Number of issuing entity:  0001769961

BANK 2019-BNK17
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-227446

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, N.A.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4104447
38-4104448
38-7221279
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 20, 2025 a distribution was made to holders of the certificates issued by BANK 2019-BNK17.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, and Wells Fargo Bank, N.A.  (each a "Securitizer") and held by BANK 2019-BNK17 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from September 18, 2025 to October 20, 2025.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 12, 2025. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on August 8, 2025. The CIK number for Bank of America, National Association is 0001102113.

Wells Fargo Bank, National Association. filed its most recent Form ABS-15G on February 6, 2025. The CIK number for Wells Fargo Bank, National Association is 0000740906.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 3, 2025 under Commission File No. 333-227446-03 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 3, 2025 under Commission File No. 333-227446-03 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for BANK 2019-BNK17, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2025	$0.00
Current Distribution Date	10/20/2025	$0.00

*REO Account
Prior Distribution Date	09/17/2025	$0.00
Current Distribution Date	10/20/2025	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for BANK 2019-BNK17, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2025	$5,669.86
Current Distribution Date	10/20/2025	$5,474.27

Interest Reserve Account
Prior Distribution Date	09/17/2025	$0.00
Current Distribution Date	10/20/2025	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	09/17/2025	$0.00
Current Distribution Date	10/20/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BANK 2019-BNK17, relating to the October 20, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 3, 2025 under Commission File No. 333-227446-03 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 3, 2025 under Commission File No. 333-227446-03 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

October 31, 2025